Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [line items]
Net trade receivables	£ 918	£ 904
Cost [member] | In less than one year [member]
Trade and other receivables [line items]
Trade receivables	654	606
Cost [member] | Up to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	155	172
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	35	72
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	9	16
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	14	24
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 51	£ 14